Financial results, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial results, net
Interest income	$ 17,587	$ 31,329	$ 27,205
Foreign exchange income	8,015	5,975	46,167
Other financial income	10,095	14,585	2,909
Financial income	35,697	51,889	76,281
Interest expense	(99,018)	(92,687)	(96,301)
Foreign exchange loss	(33,037)	(43,365)	(137,601)
Changes in liability for Brazil concessions (Note 23)	(69,737)	(88,488)	(86,331)
Other financial loss	(13,704)	(8,981)	(10,914)
Financial loss	(215,496)	(233,521)	(331,147)
Inflation adjustment	(26,532)	(25,391)	(36,460)
Financial results, net	(206,331)	(207,023)	(291,326)
Gains from other financial assets	4,690	13,152	$ 1,627
Gains from derivative financial instruments at fair value	1,455	$ 101
Debt renegotiations premiums paid	$ 4,690